UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37939-1629

13F File Number:  28-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     August 05, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     61

Form13F Information Table Value Total:     $103,793 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      720    14686 SH       SOLE                    12136              2550
Air Products & Chem            COM              009158106     1844    30580 SH       SOLE                    26430              4150
Amgen Corp                     COM              031162100     1552    25677 SH       SOLE                    21927              3750
Bank of America Corp           COM              060505104     2624    57539 SH       SOLE                    48431              9108
Best Buy                       COM              086516101      894    13038 SH       SOLE                    10988              2050
Bright Horizon Family Sol      COM              109195107      519    12736 SH       SOLE                    12736
ChevronTexaco Corp             COM              166764100     2155    38536 SH       SOLE                    34066              4470
Cisco Systems                  COM              17275R102     1994   104522 SH       SOLE                    91672             12850
CitiGroup Inc                  COM              172967101     1837    39731 SH       SOLE                    33731              6000
Coca Cola Co                   COM              191216100      875    20950 SH       SOLE                    18150              2800
Colgate-Palmolive              COM              194162103     1605    32150 SH       SOLE                    27750              4400
Comcast Corp New 'A'           COM              20030N101     1032    33633 SH       SOLE                    26493              7140
Dell Inc                       COM              24702r101     1049    26590 SH       SOLE                    22590              4000
Dover Corp                     COM              260003108      821    22575 SH       SOLE                    19575              3000
Duke Energy Co                 COM              264399106     1394    46875 SH       SOLE                    41475              5400
Eli Lilly                      COM              532457108     1218    21860 SH       SOLE                    17560              4300
EMC Corp Mass                  COM              268648102     1328    96836 SH       SOLE                    83136             13700
Emerson Electric               COM              291011104     2198    35098 SH       SOLE                    29948              5150
Exxon-Mobil                    COM              30231G102     3005    52284 SH       SOLE                    45426              6858
FedEx Corporation              COM              31428X106      915    11300 SH       SOLE                    11300
Fifth Third Bancorp            COM              316773100      801    19455 SH       SOLE                    16455              3000
Flextronics Intl               COM              Y2573F102     1106    83737 SH       SOLE                    70037             13700
General Electric Co            COM              369604103     1627    46964 SH       SOLE                    40364              6600
Glaxo Smithkline PLC           COM              37733W105      215     4425 SH       SOLE                     1825              2600
Heinz H J Co                   COM              423074103      834    23535 SH       SOLE                    17935              5600
Home Depot Inc                 COM              437076102     2113    54315 SH       SOLE                    46215              8100
Ingersoll-Rand Co              COM              G4776G101     1895    26558 SH       SOLE                    21958              4600
Intel Corp                     COM              458140100     2179    83735 SH       SOLE                    68435             15300
iShares: DJ Technology         COM              464287721      306     6678 SH       SOLE                     6678
iShares: DJ Telecom            COM              464287713      617    26355 SH       SOLE                    26355
iShares: MSCI EAFE             COM              464287465     9441   180203 SH       SOLE                   180203
iShares: NASDAQ Biotech Index  COM              464287556      603     8875 SH       SOLE                     8875
iShares: Russell 2000          COM              464287655     1916    30084 SH       SOLE                    30084
iShares: Russell Midcap        COM              464287499     1629    19774 SH       SOLE                    19774
JDS/Uniphase                   COM              46612J101      169   111475 SH       SOLE                    81675             29800
Johnson & Johnson              COM              478160104     2773    42654 SH       SOLE                    37054              5600
McGraw Hill Inc                COM              580645109     1786    40360 SH       SOLE                    35160              5200
Medtronic Inc                  COM              585055106      946    18270 SH       SOLE                    14970              3300
Microsoft                      COM              594918104     2325    93588 SH       SOLE                    80488             13100
Motorola                       COM              620076109     1241    67971 SH       SOLE                    57971             10000
Northrop Grumman               COM              666807102     1601    28970 SH       SOLE                    24470              4500
Oracle                         COM              68389X105      784    59381 SH       SOLE                    51081              8300
Pepsico Inc                    COM              713448108     1908    35378 SH       SOLE                    30978              4400
Pfizer Inc                     COM              717081103     2250    81582 SH       SOLE                    71722              9860
Procter & Gamble               COM              742718109     2023    38354 SH       SOLE                    32554              5800
S&P 500 Depository Receipts    COM              78462f103     5773    48439 SH       SOLE                    44609              3830
S&P Midcap 400 Index           COM              595635103      239     1908 SH       SOLE                     1908
Schlumberger                   COM              806857108     1147    15106 SH       SOLE                    13256              1850
SPDR: S&P Financial            COM              81369Y605     2472    83881 SH       SOLE                    83881
SPDR: S&P Industial            COM              81369Y704      771    26240 SH       SOLE                    26240
SPDR: S&P Materials            COM              81369Y100      477    17570 SH       SOLE                    17570
SPDR: S&P Utilities            COM              81369Y886      715    22640 SH       SOLE                    22640
Sprint Fon Group               COM              852061100     2003    79838 SH       SOLE                    74838              5000
State Street Corp              COM              857477103     1963    40689 SH       SOLE                    35239              5450
Sysco Corp                     COM              871829107      897    24775 SH       SOLE                    21475              3300
Target Corp                    COM              87612E106     1789    32872 SH       SOLE                    28172              4700
Texas Instruments              COM              882508104     1036    36900 SH       SOLE                    31900              5000
VG Index - Total US Stock Mkt  COM              922908769     7625    65077 SH       SOLE                    65077
Wachovia Corp                  COM              929903102     1812    36538 SH       SOLE                    29838              6700
Wal-Mart                       COM              931142103      858    17809 SH       SOLE                    17809
Walt Disney Co                 COM              254687106     1549    61498 SH       SOLE                    52798              8700